Deferred Income Tax and Income Tax Expense - Summary of Details of Income Tax Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Current income tax expense	₩ 289,471	₩ 213,225	₩ 120,533
Impact of change in deferred taxes	229,545	72,124	199,527
Income tax expense	₩ 519,016	₩ 285,349	₩ 320,060